Earnings/(Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attribute to OneSmart International Education Group Limited's shareholders	¥ (729,829)	$ (106,585)	¥ 245,368	¥ 245,936
Accretion to redemption value of Preferred Shares | ¥				(962,905)
Deemed dividend-repurchase of Preferred Shares | ¥				(4,266)
Net (loss)/income attributable to ordinary shareholders of OneSmart International Education Group Limited	(729,829)	(106,585)	245,368	(721,235)
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted	¥ (729,829)	$ (106,585)	¥ 245,368	¥ (721,235)
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	6,451,000,000	6,451,000,000	6,460,000,000	4,145,000,000
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)			249,000,000
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	6,451,000,000	6,451,000,000	6,709,000,000	4,145,000,000
Earnings/(loss) per share - basic | (per share)	¥ (0.1131)	$ (0.0165)	¥ 0.0380	¥ (0.1740)
Earnings/(loss) per share - diluted | (per share)	¥ (0.1131)	$ (0.0165)	¥ 0.0366	¥ (0.1740)
Redeemable convertible preferred shares, per-share basis ratio to participate in dividends with holders of Ordinary Shares	1	1
Antidilutive securities	0	0